Tax Receivable Agreement	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Sep. 30, 2019
Tax Receivable Agreement
Tax Receivable Agreement

Note 15: Tax Receivable Agreement

At the completion of the Transactions, we recorded an initial liability of $264,600 payable to the pre- business combination  equity holders under the TRA, representing approximately 85% of the calculated tax savings based on the portion  of the Covered Tax Assets we anticipate being able to utilize in future years. Based on current projections of taxable income, and before deduction of any specially allocated depreciation and amortization, we anticipate having enough taxable income to utilize a significant portion of these specially allocated deductions related to the original Covered Tax Assets (as defined in the TRA). Total payments related to the TRA could be up to a maximum of $507,326 if all Covered Tax Assets are utilized. TRA payments are expected to commence in 2021 (with respect to taxable periods ending in 2019) and will be subject to deferral, at the Company’s election, for payment amounts in excess of $30,000 for payments to be made in 2021 and 2022, but will not be subject to deferral thereafter. As of June 30, 2019, our liability under the TRA was $264,600.

The projection of future taxable income involves significant judgment. Actual taxable income may differ from our estimates, which could significantly impact the liability under the TRA. We have determined it is more- likely-than-not we will be unable to utilize all of our deferred  tax assets (“DTAs”) subject to the TRA; therefore, we have not recorded a liability under the TRA related to the tax savings we may realize from the utilization of NOL carryforwards and the amortization related to basis adjustments created by the Transaction. If utilization of these DTAs becomes more-likely-than-not in the future, at such time, we will record liabilities under the TRA of up to an additional  $134,377 as a result of basis adjustments under the Internal Revenue Code and up to an additional $108,350 related to the utilization of NOL and credit carryforwards, which will be recorded through charges to our statements of operations. However, if the tax attributes are not utilized in future years, it is possible no amounts would be paid under the TRA. In this scenario, the reduction of the liability under the TRA would result in a benefit to our statements of operations.

Note 15: Tax Receivable Agreement

At the completion of the Transactions, we recorded an initial liability of $264,600 payable to the pre- business combination  equity holders under the TRA, representing approximately 85% of the calculated tax savings based on the portion  of the Covered Tax Assets we anticipate being able to utilize in future years. Based on current projections of taxable income, and before deduction of any specially allocated depreciation and amortization, we anticipate having enough taxable income to utilize a significant portion of these specially allocated deductions related to the original Covered Tax Assets (as defined in the TRA). Total payments related to the TRA could be up to a maximum of $507,326 if all Covered Tax Assets are utilized. TRA payments are expected to commence in 2021 (with respect to taxable periods ending in 2019) and will be subject to deferral, at the Company’s election, for payment amounts in excess of $30,000 for payments to be made in 2021 and 2022, but will not be subject to deferral thereafter. As of September 30, 2019, our liability under the TRA was $264,600.

The projection of future taxable income involves significant judgment. Actual taxable income may differ from our estimates, which could significantly impact the liability under the TRA. We have determined it is more- likely-than-not we will be unable to utilize all of our deferred  tax assets (“DTAs”) subject to the TRA; therefore, we have not recorded a liability under the TRA related to the tax savings we may realize from the utilization of NOL carryforwards and the amortization related to basis adjustments created by the Transaction. If utilization of these DTAs becomes more-likely-than-not in the future, at such time, we will record liabilities under the TRA of up to an additional  $134,377 as a result of basis adjustments under the Internal Revenue Code and up to an additional $108,350 related to the utilization of NOL and credit carryforwards, which will be recorded through charges to our statements of operations. However, if the tax attributes are not utilized in future years, it is possible no amounts would be paid under the TRA. In this scenario, the reduction of the liability under the TRA would result in a benefit to our statements of operations.

On August 21, 2019, the Company entered into a Buyout Agreement among the Company and Onex Partners IV LP ("TRA Buyout Agreement"), pursuant to which the Company agreed to terminate all future payment obligations of the Company under the Tax Receivable Agreement in exchange for a payment of $200,000 (the "TRA Termination Payment"). Payment of the TRA Termination Payment is due five business days following receipt by the Company and/or its subsidiaries of net cash proceeds of one or more transactions with sources of equity or debt financing that, together with other sources of cash readily available to the Company and its subsidiaries that we determine to utilize for such purpose, are sufficient to pay the TRA Termination Payment. In the event the TRA Termination Payment has not been fully paid in cash prior to December 31, 2019, the parties' obligations under the TRA Buyout Agreement will automatically terminate and the Company's obligations under the Tax Receivable Agreement will be unmodified and remain in full force and effect, provided this deadline may be extended upon mutual written consent. The TRA Buyout Agreement requires the Company's to use commercially reasonable efforts to obtain debt or equity financing that will permit it to make the TRA Termination Payment prior to December 31, 2019, and the source of the payment is expected to be a combination of either cash on hand, borrowings under the existing Credit Facilities, proceeds from a refinancing of our existing debt and/or issuance of new debt. Effective upon the Company's payment in full of the TRA Termination Payment, the Company's obligation to make payments under the Tax Receivable Agreement will terminate.